Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Available-For-Sale Securities And Held-To-Maturity Securities) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	6 Months Ended		12 Months Ended
	Sep. 30, 2014		Mar. 31, 2014		Mar. 31, 2013
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	¥ 47,928,068		¥ 49,301,640
Available-for-sale securities, Gross unrealized gains	3,275,841		2,654,735
Available-for-sale securities, Gross unrealized losses	34,541		70,723
Available-for-sale securities, Fair value	51,169,368		51,885,652
Held-to-maturity securities, Amortized cost	3,456,827		2,706,982
Held-to-maturity securities, Gross unrealized gains	45,488		39,110
Held-to-maturity securities, Gross unrealized losses	3,853		10,965
Held-to-maturity securities, Fair value	3,498,462		2,735,127
Debt Securities [Member] | Residential Mortgage-Backed Securities, Other [Member]
Investment Securities [Line Items]
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities					12,356
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	308		355
Debt Securities [Member] | MUAH [Member] | Residential Mortgage-Backed Securities, Other [Member]
Investment Securities [Line Items]
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities			273,195
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(6,892)		(7,702)
Debt Securities [Member] | MUAH [Member] | Commercial Mortgage-Backed Securities, Other [Member]
Investment Securities [Line Items]
Fair value of the securities reclassified from Available-for-sale securities to Held-to-maturity securities			138,340
Unrealized gains (losses) before taxes at the date of reclassification from Available-for-sale securities to Held-to-maturity securities remaining in Accumulated other comprehensive income (loss)	(8,818)		(9,663)
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	39,923,871		41,388,592
Available-for-sale securities, Gross unrealized gains	234,872		201,539
Available-for-sale securities, Gross unrealized losses	1,023		1,122
Available-for-sale securities, Fair value	40,157,720		41,589,009
Held-to-maturity securities, Amortized cost	815,425		214,968
Held-to-maturity securities, Gross unrealized gains	4,981		870
Held-to-maturity securities, Gross unrealized losses	9
Held-to-maturity securities, Fair value	820,397		215,838
Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	186,149		195,176
Available-for-sale securities, Gross unrealized gains	8,116		7,979
Available-for-sale securities, Gross unrealized losses	4		24
Available-for-sale securities, Fair value	194,261		203,131
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,579,033		1,272,181
Available-for-sale securities, Gross unrealized gains	18,966		13,460
Available-for-sale securities, Gross unrealized losses	8,863		14,220
Available-for-sale securities, Fair value	1,589,136		1,271,421
Held-to-maturity securities, Amortized cost	85,613		22,091
Held-to-maturity securities, Gross unrealized gains	1,332		1,099
Held-to-maturity securities, Gross unrealized losses	51
Held-to-maturity securities, Fair value	86,894		23,190
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,354,523		1,523,026
Available-for-sale securities, Gross unrealized gains	34,224		38,920
Available-for-sale securities, Gross unrealized losses	804		817
Available-for-sale securities, Fair value	1,387,943		1,561,129
Held-to-maturity securities, Amortized cost	350		5,548
Held-to-maturity securities, Gross unrealized gains			7
Held-to-maturity securities, Fair value	350		5,555
Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	869,817		1,011,644
Available-for-sale securities, Gross unrealized gains	709		665
Available-for-sale securities, Gross unrealized losses	13,079		31,714
Available-for-sale securities, Fair value	857,447		980,595
Held-to-maturity securities, Amortized cost	574,550		526,431
Held-to-maturity securities, Gross unrealized gains	4,281	[1]	883	[2]
Held-to-maturity securities, Gross unrealized losses	1,383	[3]	7,304	[4]
Held-to-maturity securities, Fair value	577,448		520,010
Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	188,210		208,690
Available-for-sale securities, Gross unrealized gains	1,414		826
Available-for-sale securities, Gross unrealized losses	2,751		9,370
Available-for-sale securities, Fair value	186,873		200,146
Held-to-maturity securities, Amortized cost	177,265		159,532
Held-to-maturity securities, Gross unrealized gains	4,871		343
Held-to-maturity securities, Gross unrealized losses	548	[3]	1,282	[4]
Held-to-maturity securities, Fair value	181,588		158,593
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	1,050,418		1,060,844
Available-for-sale securities, Gross unrealized gains	1,475		2,747
Available-for-sale securities, Gross unrealized losses	4,760		5,547
Available-for-sale securities, Fair value	1,047,133		1,058,044
Held-to-maturity securities, Amortized cost	1,803,624		1,778,412
Held-to-maturity securities, Gross unrealized gains	30,023		35,908
Held-to-maturity securities, Gross unrealized losses	1,862		2,379
Held-to-maturity securities, Fair value	1,831,785		1,811,941
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	167,694	[5]	184,495	[6]
Available-for-sale securities, Gross unrealized gains	4,149	[5]	3,650	[6]
Available-for-sale securities, Gross unrealized losses	2,416	[5]	3,199	[6]
Available-for-sale securities, Fair value	169,427	[5]	184,946	[6]
Fair value of private placement debt conduit bonds	167,691		182,613
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, Amortized cost	2,608,353		2,456,992
Available-for-sale securities, Gross unrealized gains	2,971,916		2,384,949
Available-for-sale securities, Gross unrealized losses	841		4,710
Available-for-sale securities, Fair value	¥ 5,579,428		¥ 4,837,231

[1]	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥308 million at September 30, 2014 and are not included in the table above.
[2]	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) ("Accumulated OCI") in the accompanying condensed consolidated balance sheets were ¥355 million at March 31, 2014 and are not included in the table above.
[3]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥6,892 million and ¥8,818 million, respectively, at September 30, 2014 and are not included in the table above.
[4]	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities, which were carried at fair value of ¥273,195 million and ¥138,340 million, respectively, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥7,702 million and ¥9,663 million, respectively, at March 31, 2014 and are not included in the table above.
[5]	Other debt securities in the table above include ¥167,691 million of private placement debt conduit bonds.
[6]	Other debt securities in the table above include ¥182,613 million of private placement debt conduit bonds.